Commitments and Contingencies	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. COMMITMENTS AND CONTINGENCIES

On June 15, 2017 the company entered into a lease agreement by using another company, Castlefield Realty International Holdings Sdn Bhd (CRIH) owned by Mr. See Kok Chong, to lease the office located at Fraser Business Park, Kuala Lumpur, Malaysia. The lease commenced on August 21, 2017 for a term of 3 years, with an option to extend for an additional 3 years. Quest Masteryasia Group Sdn Bhd will be paying on behalf of CRIH for all expenses relating to this lease of office.

As at December 31, 2017 the company has future rental payment of $162,373 for office premises due under a non-cancellable operating lease in the next thirty one months.

Period ending December 31:

2018	$10,476
2019	$62,854
2020	$62,854
2021	$26,189
$162,373

12. COMMITMENTS AND CONTINGENCIES As of March 31, 2017, the Company has no commitments or contingencies involved.